Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Liabilities

As of June 30, 2025 and December 31, 2024, lease liabilities consist of the following:

	2025	2024
Operating lease
Lease liabilities – current portion	$413,555	$108,526
Lease liabilities – non-current portion	585,199	10,231
Total	$1,068,754	$118,757

Other lease information is as follows:

	2025	2024
	2.75 years	0.92 years
Weighted-average discount rate – operating leases	5%	5%
Short term lease cost	$100,009	$234,767

As of December 31, 2024 and 2023, lease liabilities consist of the following:

	December 31,
Operating lease	2024	2023
Lease liabilities – current portion	$108,526	$207,128
Lease liabilities – non-current portion	10,231	118,979
Total	$118,757	$326,107

	December 31,
Finance lease	2024	2023
Lease liabilities – current portion	$-	$6,446

Other lease information is as follows:

	December 31,
	2024	2023
	2.75 years	0.92 years
Weighted-average discount rate – operating leases	5%	5%
Short term lease cost	$234,767	$114,937

Schedule of Future Minimum Payments under Operating Leases

The following is a schedule of future minimum payments under operating leases as of June 30, 2025:

Not later than 1 year	$213,750
Between 1 to 2 years	427,501
Between 2 to 5 years	446,936
Total lease payments	1,088,187
Less: imputed interest	(19,433)
Total operating lease liabilities, net of interest	$1,068,754

The following is a schedule of future minimum payments under operating leases as of December 31, 2024:

December 31, 2024
Not later than 1 year	$111,321
Between 1 to 2 years	10,300
-
Total lease payments	121,621
Less: imputed interest	(2,864)
Total operating lease liabilities, net of interest	$118,757